Commitments and Contingencies - Schedule of Consolidated Financial Statements (Details) - USD ($)		Dec. 31, 2024	Feb. 08, 2022
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments	[1]	$ 151,320
Operating lease commitments	[2]	2,496,927
Total		2,648,247	$ 3,000,000
Less than 1 year [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments	[1]	151,320
Operating lease commitments	[2]	1,647,354
Total		1,798,674
1-2 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments	[1]
Operating lease commitments	[2]	811,813
Total		811,813
3-5 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments	[1]
Operating lease commitments	[2]	37,760
Total		37,760
More than 5 years [Member]
Schedule of Consolidated Financial Statements [Line Items]
Service fee commitments	[1]
Operating lease commitments	[2]
Total

[1]	The Company has engaged Stander Information Company Limited (“Stander”) to provide technical services relating to the cash management systems for the Company’s secure logistics business. The service agreement with Stander is comprised of a monthly fixed service fee and certain other fees as specified in the agreement, which will expire in August 2025.
[2]	From time to time, the Company entered into various short-term lease agreements to rent warehouses and offices. In addition, the Company has various low value items with various lease terms that the Company is committed to pay in the future.